Restructuring Charges and Asset Impairments	12 Months Ended
Mar. 31, 2013
Restructuring Charges and Asset Impairments
19.	Restructuring charges and asset impairments

As part of its effort to improve the performance of the various businesses, Sony has undertaken a number of restructuring initiatives. Sony defines restructuring initiatives as activities initiated by Sony, such as exiting a business or product category or implementing a headcount reduction program, which are designed to generate a positive impact on future profitability. The restructuring activities are generally short term in nature and are generally completed within one year of initiation. For the fiscal years ended March 31, 2011, 2012 and 2013, Sony recorded total restructuring charges of 62,318 million yen, 52,645 million yen and 74,386 million yen, respectively.

Sony anticipates recording approximately 50 billion yen of restructuring charges for the fiscal year ending March 31, 2014.

The changes in the accrued restructuring charges for the fiscal years ended March 31, 2011, 2012 and 2013 are as follows:

	Yen in millions
	Employee termination benefits	Non-cash write-downs and disposals, net*	Other associated costs	Total
Balance at March 31, 2010	27,218	—	8,962	36,180
Restructuring costs	38,264	8,294	15,760	62,318
Non-cash charges	—	(8,294)	—	(8,294)
Cash payments	(47,521)	—	(19,086)	(66,607)
Adjustments	(2,376)	—	(662)	(3,038)

Balance at March 31, 2011	15,585	—	4,974	20,559
Sony Ericsson acquisition	8,789	—	2,190	10,979
Restructuring costs	25,453	20,428	6,764	52,645
Non-cash charges	—	(20,428)	—	(20,428)
Cash payments	(24,928)	—	(4,862)	(29,790)
Adjustments	98	—	(1,130)	(1,032)

Balance at March 31, 2012	24,997	—	7,936	32,933
Restructuring costs	62,752	5,161	6,473	74,386
Non-cash charges	—	(5,161)	—	(5,161)
Cash payments	(58,518)	—	(9,722)	(68,240)
Adjustments	3,498	—	988	4,486

Balance at March 31, 2013	32,729	—	5,675	38,404

*	Significant asset impairments excluded from restructuring charges are described below.

The total amount of costs incurred in connection with these restructuring programs by segment for the fiscal years ended March 31, 2011, 2012 and 2013 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2011	2012	2013
Imaging Products & Solutions	11,527	1,278	11,179
Game	4,097	519	250
Mobile Products & Communications*	2,451	1,859	5,885
Home Entertainment & Sound	18,989	5,007	11,815
Devices	7,839	26,373	19,096
Pictures	2,722	1,273	1,081
Music	2,662	5,710	2,305
Financial Services	5,010	1,822	—
All Other and Corporate	7,021	8,804	22,775

Total net charges	62,318	52,645	74,386

*	Sony acquired Ericsson’s shares in Sony Ericsson and it became a wholly-owned subsidiary of Sony. Subsequent to the acquisition, Sony Ericsson was renamed Sony Mobile which is included in the MP&C segment. Refer to Note 24.

In addition to the restructuring charges in the tables above, Sony recorded in cost of sales 4,751 million, 2,115 million yen and 3,121 million yen of non-cash charges related to depreciation associated with restructured assets for the fiscal years ended March 31, 2011, 2012 and 2013, respectively. Depreciation associated with restructured assets as used in the context of the disclosures regarding restructuring activity refers to the increase in depreciation expense caused by shortening the useful life or updating the salvage value of depreciable fixed assets to coincide with the end of production under an approved restructuring plan. Any impairment of the asset is recognized immediately in the period.

Imaging Products & Solutions segment

In an effort to improve the performance of the IP&S segment, Sony has undergone a number of restructuring efforts to reduce its operating costs. These efforts included headcount reduction programs, initiatives to advance rationalization of manufacturing operations, shifting and aggregating manufacturing to low-cost areas, and utilizing the services of third-party original equipment and design manufacturers (OEMs and ODMs). Significant restructuring activities are as follows:

Retirement programs -

In an effort to improve the performance of the IP&S segment, Sony has undergone several headcount reduction programs to further reduce operating costs. Through measures including the realignment of its manufacturing sites, a review of its development and design structure, and the streamlining of its sales and administrative functions, Sony has continued to implement a company-wide (including headquarters) rationalization. Sony intends to reallocate and optimize its workforce through programs including work reassignments and outplacements. As a result of these measures, Sony recorded in the IP&S segment restructuring charges related mainly to employee termination benefits totaling 9,510 million yen, 3,080 million yen and 9,659 million yen for the fiscal years ended March 31, 2011, 2012 and 2013, respectively, in selling, general and administrative expenses in the consolidated statements of income. These staff reductions were achieved worldwide mostly through the implementation of early retirement programs, including headcount reductions at Sony Corporation and major consolidated electronics subsidiaries in Japan and the closure of a production facility in Japan to streamline organizations of the electronics business operations and increase operational efficiency as announced on October 19, 2012. Sony will continue to implement programs to reduce headcount by streamlining business operations, including closure and consolidation of manufacturing sites, and the consolidation of headquarters and administrative functions.

Game segment

In an effort to improve the performance of the Game segment, Sony has undergone a number of restructuring efforts to reduce its operating costs.

The resulting restructuring charges, included in the table above, were related mainly to employee termination benefits in selling, general and administrative expenses and an impairment of assets in other operating (income) expense in the consolidated statements of income.

Mobile Products & Communications segment

In an effort to improve the performance of the MP&C segment, Sony has undergone a number of restructuring efforts to reduce its operating costs. These efforts included headcount reduction programs, initiatives to advance rationalization of manufacturing operations and shifting and aggregating manufacturing to low-cost areas. Significant restructuring activities are as follows:

Retirement programs -

In an effort to improve the performance of the MP&C segment, Sony has undergone several headcount reduction programs to further reduce operating costs. Through measures including the realignment of its manufacturing sites, a review of its development and design structure, and the streamlining of its sales and administrative functions, Sony has continued to implement a company-wide (including headquarters) rationalization. Sony intends to reallocate and optimize its workforce through programs including work reassignments and outplacements. As a result of these measures, Sony recorded in the MP&C segment restructuring charges related mainly to employee termination benefits totaling 2,130 million yen, 1,812 million yen and 4,959 million yen for the fiscal years ended March 31, 2011, 2012 and 2013, respectively, in selling, general and administrative expenses in the consolidated statements of income. These staff reductions were achieved worldwide mostly through the implementation of early retirement programs, including headcount reductions at Sony Corporation and major consolidated electronics subsidiaries in Japan to streamline organizations of the electronics business operations and increase operational efficiency as announced on October 19, 2012. Sony will continue to implement programs to reduce headcount by streamlining business operations, including the closure and consolidation of manufacturing sites, and the consolidation of headquarters and administrative functions.

During the fiscal year ended March 31, 2012, as a result of the acquisition of Sony Ericsson, which was subsequently renamed Sony Mobile, Sony reflected in the consolidated balance sheets 10,979 million yen of restructuring liabilities which related to restructuring activities undertaken by Sony Ericsson prior to Sony’s acquisition of Ericsson’s 50% equity interest in Sony Ericsson, but which had not yet been paid or settled by Sony Ericsson. The restructuring liability related to activities previously accrued by Sony Ericsson but which were unpaid as of the acquisition date representing severance costs of 8,789 million yen and other associated costs of 2,190 million yen.

Home Entertainment & Sound segment

In an effort to improve the performance of the HE&S segment, Sony has undergone a number of restructuring efforts to reduce its operating costs. These efforts included headcount reduction programs, initiatives to advance rationalization of manufacturing operations, shifting and aggregating manufacturing to low-cost areas, and utilizing the services of third-party original equipment and design manufacturers (OEMs and ODMs). Significant restructuring activities are as follows:

Retirement programs -

In an effort to improve the performance of the HE&S segment, Sony has undergone several headcount reduction programs to further reduce operating costs. Through measures including the realignment of its manufacturing sites, a review of its development and design structure, and the streamlining of its sales and administrative functions, Sony has continued to implement a company-wide (including headquarters) rationalization. Sony intends to reallocate and optimize its workforce through programs including work reassignments and outplacements. As a result of these measures, Sony recorded in the HE&S segment restructuring charges related mainly to employee termination benefits totaling 8,679 million yen, 4,548 million yen and 10,647 million yen for the fiscal years ended March 31, 2011, 2012 and 2013, respectively, in selling, general and administrative expenses in the consolidated statements of income. These staff reductions were achieved worldwide mostly through the implementation of early retirement programs, including headcount reductions at Sony Corporation and major consolidated electronics subsidiaries in Japan to streamline organizations of the electronics business operations and increase operational efficiency as announced on October 19, 2012. Sony will continue to implement programs to reduce headcount by streamlining business operations, including the closure and consolidation of manufacturing sites, and the consolidation of headquarters and administrative functions.

Sales and transfers of manufacturing operations outside of Japan -

During the fiscal year ended March 31, 2011, Sony sold and transferred certain manufacturing operations outside of Japan to third parties to reduce operating costs. The resulting restructuring charges included expenses of 11,583 million yen related to the transfer of a factory in Barcelona and the impairment of related assets, including restructuring charges related to employee termination benefits of 1,963 million yen which was included in the termination benefit for the retirement program described above.

Cash flows from the sales and transfers of manufacturing operations are included in sales of businesses in the consolidated statements of cash flows.

Devices segment

In an effort to improve the performance of the Devices segment, Sony has undergone a number of restructuring efforts to reduce operating costs. These efforts included headcount reduction programs, initiatives to advance rationalization of manufacturing operations and shifting and aggregating manufacturing to low-cost areas. Significant restructuring activities are as follows:

Retirement programs -

In an effort to improve the performance of the Devices segment, Sony has undergone several headcount reduction programs to further reduce operating costs. Through measures including the realignment of its manufacturing sites, a review of its development and design structure, and the streamlining of its sales and administrative functions, Sony has continued to implement a company-wide (including headquarters) rationalization. Sony intends to reallocate and optimize its workforce through programs including work reassignments and outplacements. As a result of these measures, Sony recorded in the Devices segment restructuring charges related mainly to employee termination benefits totaling 7,474 million yen, 5,445 million yen and 15,153 million yen for the fiscal years ended March 31, 2011, 2012 and 2013, respectively, in selling, general and administrative expenses in the consolidated statements of income. These staff reductions were achieved worldwide mostly through the implementation of early retirement programs, including headcount reductions at Sony Corporation and major consolidated electronics subsidiaries in Japan to streamline organizations of the electronics business operations and increase operational efficiency as announced on October 19, 2012. Sony will continue to implement programs to reduce headcount by streamlining business operations, including closure and consolidation of manufacturing sites, and the consolidation of headquarters and administrative functions.

Sale and asset-impairment of small- and medium-sized TFT LCD business -

As described in Note 25, Sony sold its small- and medium-sized TFT LCD business to Japan Display Inc. During the fiscal year ended March 31, 2012, Sony recorded an impairment loss of 19,187 million yen in other operating (income) expense, net in the consolidated statements of income, as the long-lived assets used by the business were classified as held for sale and recorded at the lesser of carrying value or fair value.

Pictures segment

In an effort to improve the performance of the Pictures segment, Sony has undergone a number of restructuring efforts to reduce operating costs and rationalize certain operations.

The resulting restructuring charges, included in the table above, were related mainly to employee termination benefits and included in selling, general and administrative expenses in the consolidated statements of income.

Music segment

In an effort to improve the performance of the Music segment due to the continued contraction of the physical music market, Sony has undergone a number of restructuring efforts to reduce operating costs.

The resulting restructuring charges, included in the table above, were related mainly to employee termination benefits and included in selling, general and administrative expenses in the consolidated statements of income.

Financial Services segment

In an effort to improve the performance of the Financial Services segment, Sony has undergone restructuring efforts to reduce operating costs.

During the fiscal year ended March 31, 2011, Sony recorded restructuring charges of 3,371 million yen in financial service expenses and 1,639 million yen in other operating (income) expense, net in the consolidated statements of income. These restructuring charges related mainly to the partial sale of a leasing and credit card business.

Cash flows from the partial sale of a leasing and credit card business are included in sales of businesses in the consolidated statements of cash flows.

All Other and Corporate

The resulting restructuring charges, included in the table above, were related mainly to employee termination benefits, including headcount reductions at Sony Corporation and major consolidated electronics subsidiaries in Japan to streamline organizations of the electronics business operations and increase operational efficiency as announced on October 19, 2012, and included in selling, general and administrative expenses and an impairment of assets in other operating (income) expense in the consolidated statements of income.

Other asset impairment information

Asset-impairment of LCD television business related long-lived assets -

Sony recorded impairment losses of 16,700 million yen and 7,617 million yen for the fiscal years ended March 31, 2012 and 2013, respectively, included within the HE&S segment, related to the LCD television assets group. These impairment losses primarily reflected a decrease in the estimated fair value of property, plant and equipment and certain intangible assets.

For the LCD television asset group, the corresponding estimated future cash flows leading to the impairment charge reflected the continued deterioration in LCD television market conditions in Japan, Europe and North America, and unfavorable foreign exchange rates.

Sony excluded these losses on impairment from restructuring charges as they were not directly related to Sony’s ongoing restructuring initiatives.

Asset-impairment of network business related long-lived assets -

Sony recorded an impairment loss of 12,601 million yen for the fiscal year ended March 31, 2012, included within All Other, related to the network business asset group, which has made investments in network improvements and security enhancements. This impairment loss primarily reflects a decrease in the estimated fair value of certain intangible and other long-lived assets.

During the fiscal year ended March 31, 2012, the corresponding estimated future cash flows leading to the impairment charge reflected management’s revised forecast over the limited period applicable to the impairment determination.

Sony excluded this loss on impairment from restructuring charges as it was not directly related to Sony’s ongoing restructuring initiatives.